Note 7 - Stock Option Plan and Stock-based Compensation - Stock Option Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Options outstanding (in shares)	192,898	192,898	65,471	112,932
Beginning balance, weighted average exercise price per share (in dollars per share)	$ 8.46	$ 8.46	$ 16.86	$ 15.37
Weighted average remaining contractual life (Year)	6 years 3 months 7 days	6 years 9 months 3 days
Vested and expected to vest (in shares)	192,898	192,898
Vested and expected to vest, weighted average exercise price per share (in dollars per share)	$ 8.46	$ 8.46
Vested and expected to vest, weighted average remaining contractual term (Year)	6 years 3 months 7 days
Shares exercisable (in shares)	112,744	95,803
Weighted average exercise price (in dollars per share)	$ 11.51	$ 8.46
Options exercisable, weighted average remaining contractual term (Year)	4 years 3 months 18 days
Share-Based Payment Arrangement, Option [Member]
Beginning balance, number of shares available for grant (in shares)	1,257,334	1,257,334	461,587	343,871